General Information / Summary of Significant Accounting Policies - Estimated Useful Lives of Finite-Lived Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	20 years
Intellectual Property [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	3 years
Intellectual Property [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	10 years
Developed Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	6 years
Developed Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	15 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	8 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	18 years
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	2 years
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	6 years